Revenue and other operating income	6 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Revenue and other operating income
Revenue and other operating income

In the following table, revenue is disaggregated by type of contract.

	For the six month period ended

(in thousands of USD)	June 30, 2018				June 30, 2017
	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total

Pool Revenue	80,085	—	2	80,087	146,701	—	(29)	146,672
Spot Voyages	83,218	—	—	83,218	78,204	—	—	78,204
Time Charters	39,443	24,323	(24,323)	39,443	65,715	32,437	(32,437)	65,715
Total revenue	202,746	24,323	(24,321)	202,748	290,620	32,437	(32,466)	290,591

Other operating income	—	—	—	2,133	—	—	—	2,775

The decrease in revenue is mostly related to the decrease in pool and time charter revenue which is due to unfavorable market conditions.

The increase in revenue related to spot voyages is due to a higher number of vessels on the spot market in the first half of 2018, compared to the same period in 2017.

Other operating income includes revenues related to the daily standard business operation of the fleet and that are not directly attributable to an individual voyage, such as insurance rebates based on changes in our vessels' trading patterns.